Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:(4)
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)(5)	Net Income ($) (in Millions)	Adjusted EPS ($)(6)
2025	15,009,507	9,649,263	5,254,498	3,939,390	109.72	182.33	1,066.60	10.00
2024	10,051,578	2,932,647	4,459,967	2,308,500	138.12	168.66	1,077.80	9.59
2023	9,020,376	15,920,805	3,150,463	5,475,996	178.37	146.99	1,104.30	9.88
2022	11,115,822	8,268,497	4,086,715	3,268,287	138.44	116.23	1,114.50	9.86
2021	8,943,903	31,050,119	4,110,659	10,625,364	156.87	136.97	988.60	7.96

Company Selected Measure Name	adjusted EPS
Named Executive Officers, Footnote
(1)	Ms. Leahy has served as the Principal Executive Officer (“PEO”) for the entirety of 2025, 2024, 2023, 2022, and 2021 and our other NEOs for the applicable years were as follows:
●	2025: Albert J. Miralles; Elizabeth H. Connelly; Mukesh Kumar; and Sona Chawla.
●	2024: Albert J. Miralles; Sona Chawla; Frederick J. Kulevich; Katherine E. Sanderson; and Christina M. Corley.
●	2022 and 2023: Albert J. Miralles; Sona Chawla; Christina M. Corley; and Frederick J. Kulevich.
●	2021: Albert J. Miralles; Sona Chawla; Christina M. Corley; Elizabeth H. Connelly; and Collin B. Kebo.

Peer Group Issuers, Footnote [Text Block]
(5)	The TSR Peer Group consists of the following peer companies included in our 2025 compensation peer group: Accenture plc; Arrow Electronics, Inc.; Avnet, Inc.; CGI Group Inc.; Cognizant Technology Solutions Corporation; Flex Ltd.; Genuine Parts Company; Henry Schein, Inc.; Hewlett Packard Enterprise Company; Insight Enterprises, Inc.; International Business Machines Corporation; Jabil Inc.; LKQ Corporation; TD SYNNEX Corporation; W.W. Grainger, Inc.; and WESCO International, Inc. During 2025, the Compensation Committee approved a revised peer group to be used for purposes of evaluating 2025 compensation decisions in order to more closely align the Company with the peer group median in terms of market capitalization. The Company’s 2024 peer group consisted of the same peer group as 2025, but with the inclusion of DXC Technology Corporation and Best Buy Co., Inc., and the exclusion of International Business Machines Corporation. The 2025 cumulative TSR for the 2024 peer group, assuming $100 was invested as of December 31, 2020, was $140.42, compared to the 2025 cumulative TSR of the 2025 peer group of $182.33.

Changed Peer Group, Footnote [Text Block]	During 2025, the Compensation Committee approved a revised peer group to be used for purposes of evaluating 2025 compensation decisions in order to more closely align the Company with the peer group median in terms of market capitalization. The Company’s 2024 peer group consisted of the same peer group as 2025, but with the inclusion of DXC Technology Corporation and Best Buy Co., Inc., and the exclusion of International Business Machines Corporation. The 2025 cumulative TSR for the 2024 peer group, assuming $100 was invested as of December 31, 2020, was $140.42, compared to the 2025 cumulative TSR of the 2025 peer group of $182.33.
PEO Total Compensation Amount	$ 15,009,507	$ 10,051,578	$ 9,020,376	$ 11,115,822	$ 8,943,903
PEO Actually Paid Compensation Amount	$ 9,649,263	2,932,647	15,920,805	8,268,497	31,050,119
Adjustment To PEO Compensation, Footnote
(2)	Amounts reported in this column represent (i) the total compensation reported in the SCT for the applicable year in the case of Ms. Leahy and (ii) the average of the total compensation reported in the SCT for the applicable year for our other NEOs reported for the applicable year other than Ms. Leahy.
(3)	To calculate CAP, adjustments were made to the amounts reported in the SCT for the applicable year. The primary difference between the calculation of SCT total compensation and CAP relates to the calculation of stock and option awards:

SCT CALCULATION IS BASED ON:	CAP CALCULATION IS BASED ON:
Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year

A reconciliation of the adjustments for Ms. Leahy and for the average of the other NEOs is set forth in the table below.

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
PEO
2025	15,009,507	(11,759,937)	9,562,885	(2,578,576)	—	(584,616)	—	9,649,263
2024	10,051,578	(9,000,181)	5,898,139	(3,788,490)	55,431	(283,830)	—	2,932,647
2023	9,020,376	(7,999,999)	8,165,402	3,658,558	—	3,076,468	—	15,920,805
2022	11,115,822	(7,036,821)	9,049,451	(2,192,164)	—	(2,667,791)	—	8,268,497
2021	8,943,903	(5,573,117)	12,234,207	11,647,411	—	3,797,715	—	31,050,119
Other NEOs (Average)(h)
2025	5,254,498	(3,786,312)	3,104,849	(546,523)	12,985	(100,107)	—	3,939,390
2024	4,459,967	(3,662,937)	2,563,799	(970,652)	6,622	(88,299)	—	2,308,500
2023	3,150,463	(2,509,987)	2,561,884	1,261,578	—	1,012,058	—	5,475,996
2022	4,086,715	(2,374,897)	3,055,924	(756,115)	—	(743,340)	—	3,268,287
2021	4,110,659	(2,348,185)	4,375,342	3,628,212	—	859,336	—	10,625,364
(a)	Represents Total Compensation as reported in the SCT for the indicated fiscal year. For the other NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, calculated in accordance with ASC 718. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2025, for a discussion of the relevant assumptions used in calculating these amounts.
(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent the same methodology used to determine the grant date fair value of the awards. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2025, for a discussion of the relevant assumptions used in calculating these amounts.
(d)	Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent the same methodology used to determine the grant date fair value of the awards. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2025, for a discussion of the relevant assumptions used in calculating these amounts.
(e)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights. The amounts reported in this column represent the accelerated vesting of RSUs to satisfy tax withholding for payroll-related taxes due with respect to RSU awards held by NEOs that were retirement eligible during the applicable year.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(g)	Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.
(h)	See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 5,254,498	4,459,967	3,150,463	4,086,715	4,110,659
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,939,390	2,308,500	5,475,996	3,268,287	10,625,364
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Amounts reported in this column represent (i) the total compensation reported in the SCT for the applicable year in the case of Ms. Leahy and (ii) the average of the total compensation reported in the SCT for the applicable year for our other NEOs reported for the applicable year other than Ms. Leahy.
(3)	To calculate CAP, adjustments were made to the amounts reported in the SCT for the applicable year. The primary difference between the calculation of SCT total compensation and CAP relates to the calculation of stock and option awards:

SCT CALCULATION IS BASED ON:	CAP CALCULATION IS BASED ON:
Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year

A reconciliation of the adjustments for Ms. Leahy and for the average of the other NEOs is set forth in the table below.

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
PEO
2025	15,009,507	(11,759,937)	9,562,885	(2,578,576)	—	(584,616)	—	9,649,263
2024	10,051,578	(9,000,181)	5,898,139	(3,788,490)	55,431	(283,830)	—	2,932,647
2023	9,020,376	(7,999,999)	8,165,402	3,658,558	—	3,076,468	—	15,920,805
2022	11,115,822	(7,036,821)	9,049,451	(2,192,164)	—	(2,667,791)	—	8,268,497
2021	8,943,903	(5,573,117)	12,234,207	11,647,411	—	3,797,715	—	31,050,119
Other NEOs (Average)(h)
2025	5,254,498	(3,786,312)	3,104,849	(546,523)	12,985	(100,107)	—	3,939,390
2024	4,459,967	(3,662,937)	2,563,799	(970,652)	6,622	(88,299)	—	2,308,500
2023	3,150,463	(2,509,987)	2,561,884	1,261,578	—	1,012,058	—	5,475,996
2022	4,086,715	(2,374,897)	3,055,924	(756,115)	—	(743,340)	—	3,268,287
2021	4,110,659	(2,348,185)	4,375,342	3,628,212	—	859,336	—	10,625,364
(a)	Represents Total Compensation as reported in the SCT for the indicated fiscal year. For the other NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, calculated in accordance with ASC 718. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2025, for a discussion of the relevant assumptions used in calculating these amounts.
(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent the same methodology used to determine the grant date fair value of the awards. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2025, for a discussion of the relevant assumptions used in calculating these amounts.
(d)	Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights. For awards subject to performance-based vesting conditions, the value is based on an estimate of the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, which is consistent the same methodology used to determine the grant date fair value of the awards. See Note 13 to the Audited Financial Statements included in our Form 10-K for the fiscal year ended December 31, 2025, for a discussion of the relevant assumptions used in calculating these amounts.
(e)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights. The amounts reported in this column represent the accelerated vesting of RSUs to satisfy tax withholding for payroll-related taxes due with respect to RSU awards held by NEOs that were retirement eligible during the applicable year.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes, including the value associated with the accrual of any dividend equivalent rights.
(g)	Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated in accordance with the methodology used for financial reporting purposes.
(h)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	1. CAP Versus TSR CDW CAP vs. Total Stockholder Return
Compensation Actually Paid vs. Net Income [Text Block]	3. CAP Versus Net Income CDW CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	2. CAP Versus Adjusted EPS (Company Selected Measure) CDW CAP vs. Adjusted EPS
Total Shareholder Return Vs Peer Group [Text Block]	4. TSR: Company versus Peer Group Cumulative Total Stockholder Return: Company vs. Peer Group
Tabular List, Table

Performance Measures Used to Link Company Performance and CAP to the NEOs

The following is a list of financial performance measures, which in our assessment represent the most important measures used by the Company to link CAP for the NEOs in 2025. Please see the CD&A for a further description of these metrics, including how they are calculated for incentive purposes, and how they are used in the Company’s executive compensation program, including the SMIP and 2025 long-term incentive program.

Measure
CDW Stock Price
Adjusted EPS
Adjusted FCF
Non-GAAP Operating Income

Total Shareholder Return Amount	$ 109.72	138.12	178.37	138.44	156.87
Peer Group Total Shareholder Return Amount	182.33	168.66	146.99	116.23	136.97
Net Income (Loss) Attributable to Parent	$ 1,066,600,000	$ 1,077,800,000	$ 1,104,300,000	$ 1,114,500,000	$ 988,600,000
Company Selected Measure Amount	10.00	9.59	9.88	9.86	7.96
PEO Name	Ms. Leahy	Ms. Leahy	Ms. Leahy	Ms. Leahy	Ms. Leahy
Minus Minus Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,759,937)
Plus Plus Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,562,885
Plus Minus Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,578,576)	$ (3,788,490)	$ 3,658,558	$ (2,192,164)	$ 11,647,411
Plus Minus Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(546,523)	(970,652)	1,261,578	(756,115)	3,628,212
Plus Fair Value At Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	55,431	0	0	0
Plus Fair Value At Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,985	6,622	0	0	0
Plus Minus Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(584,616)	(283,830)	3,076,468	(2,667,791)	3,797,715
Plus Minus Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(100,107)	(88,299)	1,012,058	(743,340)	859,336
Minus Fair Value As Of Prior Fiscal Year End Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Minus Fair Value As Of Prior Fiscal Year End Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Minus Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(9,000,181)	(7,999,999)	(7,036,821)	(5,573,117)
Minus Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,786,312)	(3,662,937)	(2,509,987)	(2,374,897)	(2,348,185)
Plus Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,898,139	8,165,402	9,049,451	12,234,207
Plus Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,104,849	$ 2,563,799	$ 2,561,884	$ 3,055,924	$ 4,375,342
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]
(6)	The Company determined that adjusted EPS is the most important financial performance measure used to link CAP to Company performance given it impacts the vesting of 50% of the PSUs and also encompasses non-GAAP operating income performance, the primary financial measure under our SMIP. In addition, we believe that over the long-term, our earnings per share is the most significant driver of CDW’s stock price performance, which impacts the value of equity awards granted to the NEOs, the largest component of our executive compensation program. Adjusted EPS is defined as non-GAAP net income plus or minus extraordinary, non-recurring items divided by the weighted average common shares outstanding on a diluted basis. For purposes of determining adjusted EPS, non-GAAP net income is defined as net income, adjusted for the items set forth in the Company’s earnings releases which may include, among other items, amortization of intangibles, non-cash equity-based compensation and associated taxes, losses or gains from the extinguishment of debt, and acquisition and integration expenses. The amount reported for each reporting year in this table represents the adjusted EPS, as calculated for the first year of the PSU performance cycle that commenced in the applicable reporting year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	CDW Stock Price
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted FCF
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income